Property, Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 3,863,369	$ 539,682	¥ 2,413,427